Supplemental Oil and Gas Information (Unaudited) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of product prices used for valuing the reserves
Property acquisition costs, proved	$ 128,052	$ 318,714	$ 119,511
Exploration and extension well costs		16,599	7,123
Development (1)	47,799	45,911	12,577
Total	$ 175,851	$ 381,224	$ 139,211